Derivatives (Schedule of Notional Amount of Non-trading Derivatives) (Details) - Derivatives held or issued for non trading purposes [member] - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Notional amount	$ 2,157,038	$ 1,925,290
Derivatives in qualifying hedging relationships [member] | Fair value hedges [member]
Disclosure of financial assets [line items]
Notional amount	436,988	395,687
Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member]
Disclosure of financial assets [line items]
Notional amount	554,929	502,843
Derivatives in qualifying hedging relationships [member] | Net investment hedges [member]
Disclosure of financial assets [line items]
Notional amount	23,220	0
Derivatives not in qualifying hedging relationship [member]
Disclosure of financial assets [line items]
Notional amount	1,141,901	1,026,760
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,911,099	1,711,069
Interest rate contracts [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member]
Disclosure of financial assets [line items]
Notional amount	436,988	395,687
Interest rate contracts [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member]
Disclosure of financial assets [line items]
Notional amount	380,109	340,741
Interest rate contracts [member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Interest rate contracts [member] | Derivatives not in qualifying hedging relationship [member]
Disclosure of financial assets [line items]
Notional amount	1,094,002	974,641
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	210,754	175,464
Foreign exchange contracts [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Foreign exchange contracts [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member]
Disclosure of financial assets [line items]
Notional amount	172,269	159,693
Foreign exchange contracts [member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member]
Disclosure of financial assets [line items]
Notional amount	23,220	0
Foreign exchange contracts [member] | Derivatives not in qualifying hedging relationship [member]
Disclosure of financial assets [line items]
Notional amount	15,265	15,771
Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,890	2,708
Credit contracts [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Credit contracts [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Credit contracts [member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Credit contracts [member] | Derivatives not in qualifying hedging relationship [member]
Disclosure of financial assets [line items]
Notional amount	2,890	2,708
Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	32,295	36,049
Other contracts [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Other contracts [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member]
Disclosure of financial assets [line items]
Notional amount	2,551	2,409
Other contracts [member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Other contracts [member] | Derivatives not in qualifying hedging relationship [member]
Disclosure of financial assets [line items]
Notional amount	$ 29,744	$ 33,640